INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Text Block]
10.	INCOME TAXES

A reconciliation of the U.S. federal statutory tax of 34% to the total provision is as follows:

Years ended December 31,	2015	2014	2013

Loss for the year	$180,846	$1,162,625	$20,106,911

Recovery of income tax at statutory tax rate	61,488	395,293	6,836,350
Foreign tax rate differential	(53,894)	(59,081)	(3,522,620)
Items not subject to tax	256,993	-	(1,884,045)
Expenses not deductible for tax	(667)	(113)	(42,936)
Capital loss on sale of subsidiary	2,809,770	4,876,036	-
Others	(236,157)	(176,765)	649,198
Change in valuation allowance	(2,837,533)	(5,035,370)	(2,035,945)
	-	-	-

The significant components of deferred income taxes consist of the following:

As at December 31,	2015	2014	2013
Deferred tax asset
Non-capital loss carryforwards	$4,685,529	$4,661,550	$4,576,065
Capital loss carryforwards	8,683,468	5,873,698	-
Investments	-	-	960,957
Capital assets	62,700	62,385	10,101
Others	163,899	160,429	175,567
Total:	$13,595,596	$10,758,061	$5,722,690
Valuation allowance	(13,595,596)	(10,758,062)	(5,722,690)

During the year ended December 31, 2015, the Company incurred net losses and, therefore, has no provision for income taxes. No income tax benefit has been recorded because it is more likely than not that the recoverability of such assets would not be realized through known future revenue sources. The net deferred tax asset generated by the loss carry forward has been fully reserved.

The U.S. net operating loss net of unrecognized tax benefit, available to be applied against future years’ taxable income is as follows at December 31, 2015. If not utilized, these U.S. income tax losses will expire as follows:

2025	$97,637
2026	223,603
2027	1,874,027
2028	3,340,280
2029	406,098
2030	952,212
2031	1,552,580
2032	1,482,729
2033	864,640
2034	667,373
2035	520,362
Total:	$11,981,541

The U.S. capital losses available to be applied against future years’ capital gain are $25,539,612 at December 31, 2015 (2014 - $17,275,583). If not utilized, these U.S. capital losses will expire in 2019.

Turkish net operating loss carryforwards were $611,806 at December 31, 2015 ($764,717 at December 31, 2014). If unused, they will expire between 2017 and 2020.

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2015	2014	2013
Unrecognized tax benefit - January 1	$213,309	$213,309	-

Gross increases - tax positions in prior period	-	-	$213,309
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$213,309	$213,309

The Company would recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. Interest is not accrued on unrecognized tax benefit that can be offset with tax losses. The Company did not accrue penalties and interest historically or during 2015, 2014 or 2013.

The Company is subject to taxation in the US and various foreign jurisdictions. As of December 31, 2015, the Company’s tax years from 2010 to 2012 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2015, the Company does not expect to be subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2010.